Fair Value measurement - Quantitative information about the significant unobservable inputs (Details) - Level 3	Dec. 31, 2019
Discount rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mandatorily redeemable non-controlling interests in relation to an acquisition, measurement input	0.180
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mandatorily redeemable non-controlling interests in relation to an acquisition, measurement input	0.540
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mandatorily redeemable non-controlling interests in relation to an acquisition, measurement input	0.100